Summary of significant accounting policies and practices (Tables)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule Of Foreign currency translation and transaction

Translation of amounts from HK$ into GBP has been made at the following exchange rates for the years ended June 30, 2023 and 2024:

	As of and for the year ended June 30,
	2023	2024
Year-end HK$:GBP exchange rate	0.0998	0.1013
Annual average HK$:GBP exchange rate	0.1051	0.1015

Schedule of Estimated Useful Lives of Property and Equipment, Net
Classification	Estimated useful life
Leasehold property	30 years
Office equipment	2-5 years
Motor vehicle	1-3 years